Leasing (Details) - Schedule of Lease Expenses - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Lease Expenses [Abstract]
2024	$ 207,808
2025	148,045
2026	133,479
2027	119,184
2028	71,510
Total minimum lease payments	680,027
Less: Interest	(52,959)
Present value of lease obligations	627,068
Less: Current portion	187,214
Non - current portion of lease obligations	$ 439,854